Capital Lease Obligations and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Lease Obligations
Total	$ 647,047	$ 738,134
Less current portion	47,203	267,382
Long-term portion	599,844	470,752
RasGas II LNG Carriers [Member]
Capital Lease Obligations
Total	471,397	470,752
Spanish-Flagged LNG Carrier [Member]
Capital Lease Obligations
Total		81,881
Suezmax Tankers [Member]
Capital Lease Obligations
Total	$ 175,650	$ 185,501